Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 43,644	$ 34,276
Accounts receivable	40,957	78,110
Notes receivable (Note 4)	110,000
Total current assets	194,601	112,386
Equipment, net (Notes 3 & 5)		356
Goodwill (Note 6)	119,009	119,009
Other intangible assets, net (Note 7)	70,025	99,854
Total	189,034	218,863
TOTAL ASSETS	383,635	331,606
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable & accrued liabilities (Note 8)	230,621	209,163
Convertible notes payable - related party (Note 11)	350,000	518,744
Total liabilities	580,621	727,907
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 12,221,912 and 11,751,912 issued and outstanding (as of December 31, 2012 and 2011, respectively)	$ 1,364,375	$ 1,293,875
Common stock, shares subscribed	30,000
Additional paid in capital	856,345	852,533
Accumulated deficit	(2,408,374)	(2,503,377)
Other comprehensive loss	(39,332)	(39,332)
Total	(196,986)	(396,301)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 383,635	$ 331,606